Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Major Classes of Assets and Liabilities Disposed of
The following table summarizes the assets and liabilities of Foxtel classified to held for sale (in millions):

	As of June 30,
	2024	2023
Assets held for sale:
Current assets:
Cash and cash equivalents	$88	$72
Receivables, net	83	78
Inventory, net	30	21
Other current assets	139	132
Total current assets	340	303
Non-current assets:
Investments	1	—
Property, plant and equipment, net	642	761
Operating lease right-of-use assets	153	171
Intangible assets, net	374	429
Goodwill	850	849
Other non-current assets	213	275
Total non-current assets	2,233	2,485
Total assets held for sale	$2,573	$2,788

Liabilities held for sale:
Current liabilities:
Accounts payable	$60	$148
Accrued expenses	245	203
Deferred revenue	68	68
Current borrowings	45	27
Other current liabilities	133	149
Total current liabilities	551	595
Non-current liabilities:
Borrowings	762	751
Deferred income tax liabilities, net	98	131
Operating lease liabilities	115	132
Other non-current liabilities	20	21
Total non-current liabilities	995	1,035
Total liabilities held for sale	$1,546	$1,630
The following table summarizes the results of operations from the discontinued operations of Foxtel for the fiscal years ended June 30, 2024, 2023 and 2022 (in millions):

	For the fiscal year ended June 30, 2024
	2024	2023	2022
Total Revenues	$1,908	$1,928	$2,013
Operating expenses	(1,285)	(1,259)	(1,280)
Selling, general and administrative	(325)	(338)	(388)
Depreciation and amortization	(294)	(299)	(316)
Impairment and restructuring charges	(5)	(29)	(4)
Interest expense, net	(67)	(51)	(55)
Other, net	29	(2)	5
Loss before income tax benefit	(39)	(50)	(25)
Income tax benefit	14	9	12
Net loss	(25)	(41)	(13)
Net loss attributable to noncontrolling interests	22	27	17
Net (loss) income attributable to News Corporation stockholders	(3)	(14)	4